Financing Receivables (Allowance For Credit Losses And Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	¥ 25,782	¥ 24,437
Provision	17,891	9,267
Charge off	(11,393)	(7,986)
Recovery	76	64
Allowance for credit losses, Balance	32,356	25,782
Allowance for credit losses, collectively evaluated for impairment	19,688	18,092
Allowance for credit losses, individually evaluated for impairment	12,668	7,690
Financing receivable, Balance	1,882,982	1,872,271
Financing receivable, collectively evaluated for impairment	1,868,855	1,857,827
Financing receivable, individually evaluated for impairment	14,127	14,444
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	5,174	5,658
Provision	(1,038)	(382)
Charge off	(36)	(105)
Recovery	2	3
Allowance for credit losses, Balance	4,102	5,174
Allowance for credit losses, collectively evaluated for impairment	4,013	5,095
Allowance for credit losses, individually evaluated for impairment	89	79
Financing receivable, Balance	938,413	1,040,630
Financing receivable, collectively evaluated for impairment	938,316	1,040,529
Financing receivable, individually evaluated for impairment	97	101
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	4,359	6,210
Provision	436	(409)
Charge off	(724)	(1,501)
Recovery	71	59
Allowance for credit losses, Balance	4,142	4,359
Allowance for credit losses, collectively evaluated for impairment	1,457	1,546
Allowance for credit losses, individually evaluated for impairment	2,685	2,813
Financing receivable, Balance	438,070	412,312
Financing receivable, collectively evaluated for impairment	435,122	408,734
Financing receivable, individually evaluated for impairment	2,948	3,578
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	940	961
Provision	19	390
Charge off	(154)	(411)
Allowance for credit losses, Balance	805	940
Allowance for credit losses, collectively evaluated for impairment	523	417
Allowance for credit losses, individually evaluated for impairment	282	523
Financing receivable, Balance	96,189	79,455
Financing receivable, collectively evaluated for impairment	94,777	78,675
Financing receivable, individually evaluated for impairment	1,412	780
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	11,006	6,920
Provision	13,113	10,053
Charge off	(10,479)	(5,969)
Recovery	3	2
Allowance for credit losses, Balance	13,643	11,006
Allowance for credit losses, collectively evaluated for impairment	13,643	11,006
Financing receivable, Balance	400,093	329,181
Financing receivable, collectively evaluated for impairment	400,093	329,181
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses, Balance	4,303	4,688
Provision	5,361	(385)
Allowance for credit losses, Balance	9,664	4,303
Allowance for credit losses, collectively evaluated for impairment	52	28
Allowance for credit losses, individually evaluated for impairment	9,612	4,275
Financing receivable, Balance	10,217	10,693
Financing receivable, collectively evaluated for impairment	547	708
Financing receivable, individually evaluated for impairment	¥ 9,670	¥ 9,985